Document and Entity Information	Aug. 23, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 23, 2019
Entity Registrant Name	Walt Disney Co
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38842
Entity Tax Identification Number	83-0940635
Entity Address, Address Line One	500 South Buena Vista Street
Entity Address, City or Town	Burbank
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91521
City Area Code	818
Local Phone Number	560-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001744489
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	DIS
Security Exchange Name	NYSE